Equity-Based Compensation Plans - Equity-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation expense	$ 4,963	$ 487	$ 437
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation expense	824	0	0
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation expense	1,070	0	0
Profit Interest Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity-based compensation expense	$ 3,069	$ 487	$ 437